Leases - Assumption Used in Calculating Operating Lease Liability (Details)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted Average Remaining Lease Term	4 years 3 months 18 days	4 years 6 months
Weighted Average Discount Rate	6.40%	7.30%